Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss)
Schedule of components of accumulated other comprehensive income (loss), included in stockholders' equity

	2022	2021

	(In thousands)
Net unrealized (loss) gain on securities available-for-sale	$(10,984)	$10,943
Net unrealized loss for funded status of defined benefit plan liability	(835)	(2,127)
	(11,819)	8,816
Tax effect	2,483	(1,852)
Net-of-tax amount	$(9,336)	$6,964

Schedule of reclassification out of accumulated other comprehensive income

	2022	2021

	(In thousands)
Realized gains on securities available-for-sale	$—	$1,250
Less provision for federal income taxes	—	263
Reclassification adjustment, net of taxes	$—	$987